10. STOCK COMPENSATION (Details - Share-based compensation) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Total Stock-Based Compensation Expense	$ 77,900	$ 32,750	$ 338,580	$ 223,351	$ 607,946	$ 765,273
Total share-based compensation expense included in net loss	77,900	32,750	338,580	223,351
Weighted average number of common shares outstanding - basic and diluted	6,032,126	3,963,066	5,254,459	3,750,111	3,881,179	2,984,472
Basic and diluted loss per common share	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.06)
Vesting of Stock Options [Member]
Total Stock-Based Compensation Expense	77,900	32,750	338,580	156,993
Incremental fair value of option modifications [Member]
Total Stock-Based Compensation Expense	0	0	0	1,914
Vesting Expense Associated with CEO Restricted Stock Grant [Member]
Total Stock-Based Compensation Expense	$ 0	$ 0	$ 0	$ 64,444